Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
C000001700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		$ 9,425			$ 8,805		$ 10,837		$ 12,044		$ 12,313		$ 10,376		$ 16,363		$ 14,973		$ 18,037		$ 20,801	$ 23,648
C000001703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000			9,363		11,558		12,872		13,194		11,147		17,623		16,168		19,527		22,573	25,730
C000001704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,425			9,013		10,826		12,660		11,207		9,420		15,354		12,895		15,167		17,952	19,719
C000123977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares at NAV
Accumulated Value		10,000			9,601		11,583		13,600		12,087		10,208		16,707		14,087		16,631		19,762	21,794
C000001707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000			9,587		11,546		13,534		12,010		10,119		16,536		13,924		16,414		19,480	21,452
C000039982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,422			8,887		10,632		11,557		11,784		10,361		14,930		14,207		16,473		19,071	22,307
C000039985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000			9,463		11,342		12,359		12,622		11,132		16,086		15,354		17,865		20,700	24,237
C000039986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,424			9,090		10,874		12,393		11,597		9,939		15,967		14,241		16,877		19,780	21,594
C000039989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000			9,669		11,599		13,253		12,433		10,683		17,202		15,384		18,278		21,474	23,503
C000171397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares at NAV
Accumulated Value	$ 10,000			$ 12,014		$ 13,750		$ 12,920		$ 11,121		$ 17,926		$ 16,054		$ 19,092		$ 22,481		$ 24,649
C000079618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,425			8,965		10,377		10,732		10,971		9,926		13,939		12,363		14,151		16,188	19,330
C000079621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000			9,536		11,065		11,473		11,753		10,666		15,013		13,346		15,320		17,563	21,027
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	10,000		11,851	10,214	13,602	12,104	14,824	13,893	15,792	15,141	22,767	16,130	19,610	23,253	23,327	20,029	28,721	23,825	33,114	29,335	33,822
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Accumulated Value		10,000			9,722		11,491		12,765		13,573		13,959		19,409		16,626		19,704		23,683	27,533
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Accumulated Value		10,000			10,293		12,149		13,916		15,310		16,455		23,543		20,474		24,438		30,274	35,016
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
Accumulated Value		10,000			10,242		11,902		12,765		13,701		12,411		18,045		16,698		18,572		20,974	23,764
MSCI World Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Value Index (Net)
Accumulated Value		10,000			9,630		11,429		12,064		12,576		11,152		15,380		14,360		15,889		18,097	20,981
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Global Equity Income Funds Classification Average
Lipper Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Multi‑Cap Value Funds Classification Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Accumulated Value		10,000			10,286		11,884		12,688		13,762		12,546		18,026		16,797		18,735		21,181	24,083
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Accumulated Value		10,000			9,742		12,163		13,757		12,899		10,645		18,445		15,442		16,370		18,153	19,158
Lipper Small Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Small‑Cap Core Funds Classification Average
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Value Index
Accumulated Value	$ 10,000	$ 10,000		$ 11,836	$ 10,022	$ 13,196	$ 11,862	$ 12,942	$ 13,224	$ 10,936	$ 12,970	$ 17,851	$ 10,960	$ 15,496	$ 17,890	$ 17,103	$ 15,529	$ 19,026	$ 17,140	$ 21,017	$ 19,067	$ 21,063